Offerings - Offering: 1	Mar. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Capital Stock, par value $.20 per share
Amount Registered | shares	8,109,922
Proposed Maximum Offering Price per Unit	247.22
Maximum Aggregate Offering Price	$ 2,004,934,916.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,881.51
Offering Note	Note (1)(a): Based on (i) the number of shares exchangeable for restricted stock units (other than restricted stock units that are cashed out pursuant to the Merger Agreement (as defined below)) ("RSUs") outstanding immediately prior to the transactions contemplated by the Agreement and Plan of Merger, dated as of December 7, 2025, by and among International Business Machines Corporation ("IBM"), Corvo Merger Sub, Inc. ("Sub"), a wholly owned subsidiary of IBM, and Confluent, Inc. ("Confluent"), as such agreement may be amended from time to time (the "Merger Agreement", and the transactions contemplated therein, the "Merger") (or 23,731,299) pursuant to the Confluent, Inc. 2021 Equity Incentive Plan as of March 17, 2026, multiplied by an exchange ratio to reflect the number of shares of IBM capital stock for which such RSUs are exchangeable pursuant to the Merger Agreement plus (ii) the number of shares ("Residual Shares") that remain available for issuance pursuant to the benefit plan listed above (or 41,059,038) as of March 17, 2026, multiplied by an exchange ratio to reflect the number of shares of IBM capital stock for which such Residual Shares are exchangeable pursuant to the Merger Agreement. Pursuant to Rule 416 under the Securities Act of 1933, to the extent additional shares of IBM capital stock may be issued or issuable as a result of a stock split or other distribution declared at any time by IBM's Board of Directors while this registration statement is in effect, this registration statement is hereby deemed to cover all of such additional capital stock. Note (1)(b): Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(h) under the Securities Act of 1933 on the basis of $247.22 per share of IBM capital stock issuable for each share subject to an RSU under the benefit plan listed above, which is the average of the high and low prices of the IBM capital stock on the New York Stock Exchange on March 13, 2026, in each case, after taking into account the exchanges described in note (1)(a).